Investment in life insurance contract (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Investment In Life Insurance Contract Details Narrative
Investment in life insurance contracts	$ 131	$ 127
Change in fair value of life insurance contract	$ (4)	$ (5)